REAL ESTATE INVESTMENTS, NET - Purchase Price (Q2) (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Abstract]
Purchase price	$ 32,033,596	$ 224,648,345
Acquisition fees to affiliate	(930,000)
Cash paid for acquisition of real estate investments	$ 31,103,596	$ 90,551,462	$ 100,458,868